Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000087861
Shareholder Report [Line Items]
Fund Name	Global X Silver Miners ETF
Class Name	Global X Silver Miners ETF
Trading Symbol	SIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Silver Miners ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sil/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Silver Miners ETF	$38	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.65%	[1]
AssetsNet	$ 5,040,176,914
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 17,117,751
InvestmentCompanyPortfolioTurnover	5.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,040,176,914	47	$17,117,751	5.54%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.8%
SwedenFootnote Reference**	0.0%
Australia	1.1%
Morocco	1.5%
China	1.6%
South Korea	3.1%
Peru	5.4%
Mexico	9.5%
United States	16.7%
Brazil	21.6%
Canada	39.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wheaton Precious Metals	21.6%
Pan American Silver	12.7%
Coeur Mining	10.7%
Hecla Mining	4.9%
First Majestic Silver	4.9%
Industrias Penoles	4.8%
Fresnillo	4.7%
OR Royalties	4.3%
Cia de Minas Buenaventura SAA ADR	3.8%
SSR Mining	3.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sil/
C000087858
Shareholder Report [Line Items]
Fund Name	Global X Copper Miners ETF
Class Name	Global X Copper Miners ETF
Trading Symbol	COPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Copper Miners ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/copx/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Copper Miners ETF	$37	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.65%	[2]
AssetsNet	$ 6,938,326,322
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 18,884,329
InvestmentCompanyPortfolioTurnover	7.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,938,326,322	46	$18,884,329	7.07%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	2.2%
Other Countries	2.9%
Germany	3.1%
Congo, the Democratic Republic of	3.6%
Zambia	4.5%
Sweden	4.5%
Mexico	4.7%
Poland	4.8%
United States	5.8%
Japan	7.2%
Chile	9.3%
Australia	14.6%
China	15.1%
Canada	19.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Glencore PLC	5.3%
Teck Resources, Cl B	5.2%
BHP Group	5.0%
Antofagasta PLC	4.9%
Zijin Mining Group, Cl H	4.9%
KGHM Polska Miedz	4.8%
HudBay Minerals	4.8%
Southern Copper	4.7%
Boliden	4.5%
Sumitomo Metal Mining	4.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/copx/
C000093019
Shareholder Report [Line Items]
Fund Name	Global X Gold Explorers ETF
Class Name	Global X Gold Explorers ETF
Trading Symbol	GOEX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Gold Explorers ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/goex/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Gold Explorers ETF	$36	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[3]
AssetsNet	$ 129,897,664
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 456,626
InvestmentCompanyPortfolioTurnover	6.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,897,664	57	$456,626	6.66%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.8%
China	0.9%
Peru	1.4%
Colombia	1.9%
South Africa	2.4%
Turkey	3.3%
Indonesia	4.6%
United States	12.5%
Australia	25.8%
Canada	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hecla Mining	5.3%
Equinox Gold	4.2%
Coeur Mining	4.1%
DPM Metals	3.9%
OceanaGold	3.8%
Alamos Gold, Cl A	3.7%
Lundin Gold	3.6%
Eldorado Gold	3.3%
G Mining Ventures	3.2%
SSR Mining	3.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/goex/
C000090393
Shareholder Report [Line Items]
Fund Name	Global X Uranium ETF
Class Name	Global X Uranium ETF
Trading Symbol	URA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Uranium ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ura
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Uranium ETF	$35	0.69%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[4]
AssetsNet	$ 7,780,855,428
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 22,046,550
InvestmentCompanyPortfolioTurnover	4.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,780,855,428	58	$22,046,550	4.22%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	4.9%
China	1.1%
South Africa	1.3%
United Kingdom	1.7%
Japan	3.6%
Exchange-Traded Product	4.3%
Kazakhstan	4.8%
Australia	8.5%
South Korea	15.1%
United States	23.3%
Canada	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cameco	23.1%
Oklo, Cl A	7.3%
NexGen Energy	6.3%
Uranium EnergyFootnote Reference**	5.8%
NAC Kazatomprom JSC GDR	4.8%
Sprott Physical Uranium Trust	4.3%
Energy Fuels	4.3%
Daewoo Engineering & Construction	4.1%
Paladin EnergyFootnote Reference**	3.1%
Hyundai Engineering & Construction	3.0%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ura
C000264605
Shareholder Report [Line Items]
Fund Name	Global X Gold Miners ETF
Class Name	Global X Gold Miners ETF
Trading Symbol	AUAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Gold Miners ETF (the "Fund") for the period from December 9, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/auau/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Gold Miners ETF	$14	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.35%	[5]
AssetsNet	$ 7,633,422
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 7,941
InvestmentCompanyPortfolioTurnover	5.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,633,422	106	$7,941	5.04%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.7%
Turkey	0.6%
Mexico	0.9%
Hong Kong	0.9%
Burkina Faso	1.1%
Peru	1.2%
Ivory Coast	1.4%
China	4.6%
South Africa	5.6%
Brazil	6.1%
Australia	14.9%
United States	19.0%
Canada	42.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Newmont	12.8%
Agnico Eagle Mines	10.0%
Barrick Mining	6.9%
Wheaton Precious Metals	6.1%
Anglogold Ashanti	5.0%
Franco-Nevada	4.7%
Gold Fields ADR	4.0%
Kinross Gold	3.8%
Zijin Mining Group, Cl H	2.9%
Pan American Silver	2.3%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/auau/

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.